Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently applied. The consolidated financial statements include the accounts of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries. All intercompany transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation.

Consolidation of Variable Interest Entity and its subsidiaries

Consolidation of Variable Interest Entity and its subsidiaries

A VIE is an entity that either has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE.

Shanghai Jowell is deemed to have a controlling financial interest through a series of contracture agreements and be the primary beneficiary of Shanghai Juhao because it has both of the following characteristics:

(1)	The power to direct activities at Shanghai Juhao that most significantly impact such entity’s economic performance, and

(2)	The obligation to absorb losses of, and the right to receive benefits from, Shanghai Juhao that could potentially be significant to such entity.

Pursuant to the contractual arrangements with Shanghai Juhao, Shanghai Juhao shall pay service fees equal to all of its net profit after tax payments to Shanghai Jowell. Such contractual arrangements are designed so that the Shanghai Juhao would operate for the benefit of Shanghai Jowell and ultimately, the Company.

Accordingly, the accounts of the Shanghai Juhao are consolidated into the Company’s financial statements pursuant to ASC 810-10, “Consolidation”. In addition, their financial positions and results of operations are included in the Company’s financial statements. The carrying amount of this VIE’s assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Current assets	$42,129,500	$25,120,401
Total non-current assets	$12,421,137	$3,850,210
Total assets	$54,550,637	$28,970,611
Total current liabilities	$50,217,271	$10,968,645
Total non-current liabilities	$3,993,641	$2,967,193

	For the years ended December 31,
	2021	2020	2019
Revenue	$170,911,999	$96,879,173	$61,775,903
Operating expenses	$174,364,008	$90,776,328	$60,071,451
Net income (loss)	$(2,850,415)	$4,576,721	$1,278,359

	For the years ended December 31,
	2021	2020	2019
Net cash provided by (used in) operating activities	$(14,394,918)	$7,329,182	$(856,332)
Net cash used in investing activities	$(1,987,258)	$(116,746)	$(46,135)
Net cash provided by financing activities	$20,555,262	$5,752,534	$636,702
Net increase (decrease) in cash	$4,575,593	$13,630,301	$(216,258)

Risks associated with the VIE structure

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and the shareholders of its VIE are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert control over the VIE and its shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIE. The Company, Jowell Tech, and Shanghai Jowell are essentially holding companies and do not have active operations as of December 31, 2021 and 2020. The Company, its subsidiaries, and VIE do not have any plan to distribute dividend or settle amounts owed under the VIE Agreements in the foreseeable future. The cash transfer among the holding company, its subsidiaries and VIE is typically transferred through payment for intercompany services or intercompany borrowing between holding company, subsidiaries and VIE.

Use of estimates

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting years. Significant items subject to such estimates and assumptions include, but not limited to, the useful lives of property and equipment, allowance for doubtful accounts and advance to suppliers, valuation of inventories, impairment of long-lived assets, and assumptions related to the consolidation of entity in which the Company holds variable interests. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. As of December 31, 2021 and 2020, the Company had no cash equivalents.

Restricted cash

Restricted cash

Restricted cash represents required cash deposit as a part of collateral for the bank loan (see Note 10). The Company earns interest at a variable rate per month on this deposit. As of December 31, 2021 and 2020, the Company had restricted cash of $2,999,990 and $nil, respectively.

Accounts receivable

Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer payment history, customer’s current credit-worthiness, and current economic trends. Accounts are written off against the allowance after efforts at collection prove unsuccessful.

Inventories, net

Inventories, net

Inventories consist of goods in transit and finished goods and are stated at the lower of cost or net realizable value. The cost of inventories is calculated using the weighted average basis. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased, and has sole discretion in establishing prices for the goods to be sold. Write downs are recorded in cost of revenues in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful life
Electronic equipment	5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

The cost and related accumulated depreciation of assets sold or otherwise retired are removed from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss).

Intangible assets, net

Intangible assets, net

Intangible assets consist primarily of customized software systems purchased from third party vendors, used for accounting and business operation. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method over the estimated useful economic life of 3 years.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairments of these assets as of December 31, 2021 and 2020.

Long-term investment

Long-term investment

The Company accounts for investment in equity investee over which it has significant influence but does not own a majority of the equity interest or lack of control using the equity method. For investment in equity investee over which the Company does not have significant influence or the underlying shares the Company invested in are not considered in-substance common stock and have no readily determinable fair value, the cost method accounting is applied.

The Company records the equity method investments at historical cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments. The Company records the cost method investments at historical cost and subsequently record any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Investment in equity investee is evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Company reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near-term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Fair value of financial instruments

Fair value of financial instruments

ASC 820 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

●	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, restricted cash, accounts receivable, advances to suppliers, short-term loan, due to related parties, accounts payable, trade notes payable, deferred revenue, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities
Share-Based compensation

Share-Based compensation

The Company follows the provisions of ASC 718, “Compensation - Stock Compensation,” which share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the requisite service period for the entire award.

Leases

Leases

On January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Leases (as amended by ASU 2018-01, 2018-10, 2018-11, 2018-20, and 2019-01, collectively “ASC 842”). For all leases that were entered into prior to the effective date of ASC 842, the Company has elected to utilize the package of practical expedients at the time of adoption, which allows the Company to (1) not reassess whether any expired or existing contracts are or contain leases, (2) not reassess the lease classification of any expired or existing leases, and (3) not reassess initial direct costs for any existing leases. The Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Company did not recognize operating lease right-of-use (“ROU”) assets or operating lease liabilities. The Company elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term. See Note 14 for further discussion.

Revenue recognition

Revenue recognition

The Company through its e-commerce platform mainly www.1juhao.com and mobile applications, engages primarily in online sale of cosmetic products, health and nutritional supplements and household products sourced from manufacturers and distributors in China, and also offers an online marketplace that enables third-party sellers to sell their products to the Company’s consumers. Customers place their orders for products or services online primarily through the Company’s websites and mobile applications. Payment for the purchased products or services is generally made either before delivery or upon delivery.

On January 1, 2017, the Company adopted Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (FASB ASC Topic 606) using the modified retrospective approach. The results of applying Topic 606 using the modified retrospective approach were insignificant and did not have a material impact on the Company’s consolidated financial condition, results of operations, cash flows, business process, controls or systems.

Consistent with the criteria of ASC 606, the Company recognizes revenues when the Company satisfies a performance obligation by transferring a promised goods or services to a customer. Goods or services is transferred when the customer obtains control of it, which generally occurs upon the delivery of the products to customers.

In accordance with ASC 606, the Company evaluates whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. When the Company is a principal, that the Company obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Company is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, revenues should be recognized in the net amount for the amount of commission which the Company earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenue is recorded net of value-added taxes.

The Company recognizes revenue net of discounts and return allowances when the products are delivered and title passes to customers. Significant judgement is required to estimate return allowances. For online direct sales business with return conditions, the Company reasonably estimate the possibility of return based on the historical experience, changes in judgments on these assumptions and estimates could materially impact the amount of net revenues recognized. The Company generally grants customers 7 days of free return upon receiving goods according to PRC law regarding online purchased products. As of December 31, 2021 and 2020, no return allowances were recorded.

The Company primarily sells cosmetic products, health and nutritional supplements and household products through online direct sales. The Company recognizes product revenues from the online direct sales on a gross basis as the Company is a principal because it controls the promised good or service before transferring it to a customer. This control is determined by the following indicators 1) The Company is the primary obligor in the sales transaction and responsible for fulfilling the promise to provide the product and service. 2) The Company bears the inventory risk. The Company will first indemnify customers for product damages and then request reimbursements from suppliers if the suppliers are determined to be responsible for the damages. 3) The Company has discretion in establishing the prices and control over the entire transaction. For the years ended December 31, 2021, 2020 and 2019, approximately $nil, $21.3 million and $50.19 million cost of products were purchased, packed and delivered by the Company at the warehouse of a subsidiary of Jiangsu Longrich Group Co., Ltd (“Longrich Group”), a supplier controlled by the CEO of the Company, which generated approximately $nil, $23.4 million and $54.39 million revenues, respectively.

Other than revenue from online direct sales, the Company also earns service fees charged to third-party sellers for participating in the Company’s online marketplace, where the Company generally is acting as an agent and its performance obligation is to arrange for the provision of the specified goods or services by those third-party sellers. During the years ended December 31, 2021, 2020 and 2019, revenue from service fees were $23,782, $72,664 and $nil, respectively.

Unearned revenue consists of payments received or awards to customers related to unsatisfied performance obligations at the end of the period, included in deferred revenue in the Company’s Consolidated Balance Sheets. As of December 31, 2021 and 2020, the Company had total deferred revenue of $2,154,042 and $1,701,321, respectively, which mainly represent the proceeds received for orders placed at end of each period, while the deliveries were accomplished at the beginning of the next periods, when they were recognized as revenue.

Revenue is recognized at a point in time when the goods are transferred to customers, and no remaining performance obligation in future periods. The Company applies a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year which need to be recognized as assets.

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of purchase price of products, inbound shipping charges and write-downs of inventory. Shipping charges to receive products from the suppliers are included in the inventories, and recognized as cost of revenues upon sale of the products to the customers.

Fulfillment expenses

Fulfillment expenses

Fulfillment expenses consist primarily of expenses charged by third-party couriers for dispatching and delivering the Company’s products and rental expenses of leased warehouses. Shipping cost included in fulfillment costs amounted to $2,404,268, $2,201,457 and $2,107,761 for the years ended December 31, 2021, 2020 and 2019, respectively.

Marketing expenses

Marketing expenses

Marketing costs primarily consist of targeted online advertising, payroll and related expenses for personnel engaged in marketing and selling activities. We also participate in cooperative advertising arrangements with certain of our vendors, and other third parties.

Advertising costs, which consist primarily of online advertising and outdoor advertising, are expensed as incurred, Advertising cost included in marketing expense amounted to $3,285,558, $131,419 and $81,652 for the years ended December 31, 2021, 2020 and 2019, respectively.

Income taxes

Income taxes

The Company’s subsidiaries in China and Hong Kong are subject to the income tax laws of the PRC and Hong Kong. No taxable income was generated outside the PRC for the years ended December 31, 2021 and 2020. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain. The Company doesn’t believe that there was any uncertain tax positions as of December 31, 2021 and 2020, respectively.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of December 31, 2021 and 2020. As of December 31, 2021, the tax years ended December 31, 2017 through December 31, 2021 for the Company’s PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The applicable VAT rate was 13% or 9% (depending on the type of goods involved) for products sold in the PRC. The VAT may be offset by VAT paid by the Company on acquiring its inventories or receiving services from suppliers. The Company recorded a VAT payable or recoverable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries and VIE in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2021, 2020 and 2019, the Company had no potential common shares outstanding that could potentially dilute EPS in the future.

Statement of cash flows

Statement of cash flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average translation rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations

For the year ended December 31, 2021, one customer accounted for approximately 15.8% of the Company’s total sales. For the year ended December 31, 2020, two customers accounted for approximately 18.6% and 10.6% of the Company’s total sales. For the year ended December 31, 2019, two customers accounted for approximately 14.0% and 10.4% of the Company’s total sales.

For the year ended December 31, 2021, two major suppliers, a related party and a third party, accounted for approximately 45% and 24% of the total purchases, respectively. For the year ended December 31, 2020, one major supplier, a related party, accounted for approximately 87% of the total purchases. For the year ended December 31, 2019, the same related party supplier, accounted for approximately 90% of the total purchases. See Note 11 to the consolidated financial statements for additional information on related parities transactions.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of December 31, 2021 and 2020, $18,237,655 and $13,641,812 of the Company’s cash was on deposit at financial institutions in the PRC. In PRC, a company’s deposits at one bank are insured for a maximum of RMB500,000 in the event of bank failure. In Hong Kong and Cayman Islands, deposits are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance.

The Company does not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Beginning in late 2019, there was an outbreak of COVID-19 (coronavirus) which has spread quickly to many parts in China, the U.S. and globally. In March 2020, the World Health Organization declared the COVID-19 a pandemic. With an aim to contain the COVID-19 outbreak, the Chinese government has imposed various strict measures across the country including, but not limited to, travel restrictions, mandatory quarantine requirements, and postponed resumption of business operations after the Chinese New Year holiday in 2020. Starting from March 2020, businesses in China began to reopen, and the interruptions to businesses were gradually removed. However, due to the recent outbreak of Omicron variant in many cities in China, including Xi’an, Hong Kong, Shanghai, Guangzhou and Suzhou, local governments have imposed new restrictions and quarantine requirements with travel restrictions and temporary closure of office buildings and facilities, and the employees at our Shanghai office have been working from home since March 30, 2022.

As an online retailer and retail platform and because the COVID-19 is generally considered under control in China, the Company’s operations in 2021 were not significantly negatively impacted by the pandemic. However, it is not possible to determine the impact of the COVID-19 pandemic on the Company’s business operations and financial results for 2022, which is highly dependent on numerous factors, including the duration and spread of the pandemic and any resurgence of COVID-19 and new variants such as Omicron variant, efficacy and distribution of COVID-19 vaccines, and the actions taken by government authorities and other entities in China and elsewhere to contain COVID-19 and its new variants.

Foreign currency translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan, Renminbi (“RMB”), the currency of the PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholder’s equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Concentrations

Concentrations

For the year ended December 31, 2021, one customer accounted for approximately 15.8% of the Company’s total sales. For the year ended December 31, 2020, two customers accounted for approximately 18.6% and 10.6% of the Company’s total sales. For the year ended December 31, 2019, two customers accounted for approximately 14.0% and 10.4% of the Company’s total sales.

For the year ended December 31, 2021, two major suppliers, a related party and a third party, accounted for approximately 45% and 24% of the total purchases, respectively. For the year ended December 31, 2020, one major supplier, a related party, accounted for approximately 87% of the total purchases. For the year ended December 31, 2019, the same related party supplier, accounted for approximately 90% of the total purchases. See Note 11 to the consolidated financial statements for additional information on related parities transactions.

Risks and Uncertainties

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. The RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

As of December 31, 2021 and 2020, $18,237,655 and $13,641,812 of the Company’s cash was on deposit at financial institutions in the PRC. In PRC, a company’s deposits at one bank are insured for a maximum of RMB500,000 in the event of bank failure. In Hong Kong and Cayman Islands, deposits are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance.

The Company does not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Beginning in late 2019, there was an outbreak of COVID-19 (coronavirus) which has spread quickly to many parts in China, the U.S. and globally. In March 2020, the World Health Organization declared the COVID-19 a pandemic. With an aim to contain the COVID-19 outbreak, the Chinese government has imposed various strict measures across the country including, but not limited to, travel restrictions, mandatory quarantine requirements, and postponed resumption of business operations after the Chinese New Year holiday in 2020. Starting from March 2020, businesses in China began to reopen, and the interruptions to businesses were gradually removed. However, due to the recent outbreak of Omicron variant in many cities in China, including Xi’an, Hong Kong, Shanghai, Guangzhou and Suzhou, local governments have imposed new restrictions and quarantine requirements with travel restrictions and temporary closure of office buildings and facilities, and the employees at our Shanghai office have been working from home since March 30, 2022.

As an online retailer and retail platform and because the COVID-19 is generally considered under control in China, the Company’s operations in 2021 were not significantly negatively impacted by the pandemic. However, it is not possible to determine the impact of the COVID-19 pandemic on the Company’s business operations and financial results for 2022, which is highly dependent on numerous factors, including the duration and spread of the pandemic and any resurgence of COVID-19 and new variants such as Omicron variant, efficacy and distribution of COVID-19 vaccines, and the actions taken by government authorities and other entities in China and elsewhere to contain COVID-19 and its new variants.

Foreign currency translation

Foreign currency translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan, Renminbi (“RMB”), the currency of the PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then is translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholder’s equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of December 31, 2021 and 2020 were RMB1 for $0.1572 and $0.1531, respectively. The average exchange rates for the years ended December 31, 2021, 2020 and 2019 were RMB1 for $0.1550, $0.1450 and $0.1447, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. This ASU is effective for annual and interim periods beginning after December 15, 2019 for issuers and December 15, 2020 for non-issuers. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief. This update adds optional transition relief for entities to elect the fair value option for certain financial assets previously measured at amortized cost basis to increase comparability of similar financial assets. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified retrospective approach). In November 19, 2019, the FASB issued ASU 2019-10 to amend the effective date for ASU 2016-13 to be fiscal years beginning after December 15, 2022 and interim periods therein. The Company adopted this ASU on January 1, 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions to the general principles in Topic 740, and also improves consistent application of and simplify U.S. GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments in this update are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted. The Company adopted this ASU on January 1, 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.